Trade and Other Receivables	6 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
10	TRADE AND OTHER RECEIVABLES

	As of June 30, 2023		As of December 31, 2022
	RM	USD	RM
Trade receivables
Third parties	31,135,686	6,670,170	15,266,925
Less: Impairment allowance on trade receivables	(1,500,526)	(321,456)	(1,757,638)
	29,635,160	6,348,714	13,509,287
Related party	117,757	25,227	1,305,724
Total trade receivables	29,752,917	6,373,941	14,815,011

Deposits	1,253,629	268,564	195,507
Prepayments	538,390	115,339	28,578
Other receivables	24,438,406	5,235,417	720,437
Total	55,983,342	11,993,261	15,759,533

Movement in impairment allowance on trade receivables	(257,112)	(55,081)	342,427

Beginning balance	1,757,638	376,537	1,415,211
Exchange differences	(257,112)	(55,081)	342,427
Ending balance	1,500,526	321,456	1,757,638

The average credit period for services rendered is 30 days. No interest is charged on the outstanding balances.

Other receivables consist of disposal of financial asset through other comprehensive income (Note 4). Furthermore, there are ordinary shares obtained from our customers as part of our business consultancy professional fee which disposed to third party investors.

	As of June 30, 2023		As of December 31, 2022
	RM	USD	RM
Not past due	22,912,675	4,908,562	11,643,721
Past due	8,340,768	1,786,835	4,928,928
Less: Impairment allowance on trade receivables	(1,500,526)	(321,456)	(1,757,638)
Net trade receivables	29,752,917	6,373,941	14,815,011

A majority of the Group’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of receivables that are past due the average credit period:

	As of June 30, 2023		As of December 31, 2022
	RM	USD	RM
< 30 days	290,053	62,138	-
31 days to 60 days	154,755	33,153	1,862,965
61 days to 210 days	6,395,434	1,370,088	-
211 days to 240 days	-	-	-
241 days to < 1 year	1,500,526	321,456	3,065,963
Total	8,340,768	1,786,835	4,928,928

In determining the recoverability of trade receivables, the Group considers any changes in the credit quality of the trade receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Group’s trade receivables balances which are past due and partially impaired.

(ii)	These amounts are stated before any deduction for impairment losses and are not secured by any collateral or credit enhancements.

The impairment allowance in trade receivable has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Group’s credit risk management, the Group assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Impairment allowance on trade receivables has been measured at an amount equal to lifetime expected credit losses (“ECL”). The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate. The Group has recognized a loss allowance of 100% against general receivables over 240 days past due because historical experience has indicated that these receivables are generally not recoverable. For specific and individual trade receivables, the Group has access them individually to decide whether the trade receivables have recoverable issues based on the closely contact and past experience to justify it.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period. A trade receivable is written-off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211-240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Expected credit loss rate	-	-	-	-	-	100%	-
Lifetime ECL – December 31, 2022	-	-	-	-	-	1,757,638	1,757,638
Lifetime ECL – June 30, 2023	-	-	-	-	-	1,500,526	1,500,526

The above balances that are not denominated in the functional currency are as follows:

	December 31, 2022	June 30, 2023
	RM	RM
United States dollar	3,205,795	3,625,681